Significant accounting policies	12 Months Ended
Aug. 31, 2023
Significant Accounting Policies
Significant accounting policies

3.	Significant accounting policies

a)	Basis of consolidation

The consolidated financial statements are prepared by consolidating the financial statements of the Company and its subsidiaries as defined in IFRS 10, Consolidated Financial Statements. The consolidated financial statements include the information and results of each subsidiary from the date on which the Company obtains control and until such time as the Company ceases to control such entity. Control is achieved when the Company has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities.

The material subsidiaries whose financial information is consolidated in these financial statements of the Company include:

	Country of	Ownership interest as at August 31,
	incorporation	2023	2022
TRX Gold Tanzania Limited	Tanzania	100%	100%
Tancan Mining Co. Limited	Tanzania	100%	100%
Buckreef Gold Company Ltd.	Tanzania	55%	55%

In preparing the consolidated financial statements, all inter-company balances and transactions between entities in the group, including any unrealized profits or losses, have been eliminated.

Non-controlling interests in the net assets of consolidated subsidiaries are identified separately from the Company’s equity therein. Non-controlling interests consist of the fair value of net assets acquired at the date of the original business combination and the non-controlling interests’ share of changes in equity since the date of the business combination. Total comprehensive profit or loss is attributed to non-controlling interests even if this results in non-controlling interests having a deficit balance.

b)	Functional and presentation currency

The functional currency of each of the Company’s entities is measured using the currency of the primary economic environment in which that entity operates. The functional currency of all entities within the group is the USD, which is also the Company’s presentation currency.

Foreign currency transactions are translated into the functional currency at exchange rates prevailing at the transaction date. Foreign currency monetary items are translated at period-end exchange rates. Differences arising on settlement of foreign currency transactions or translation of monetary items are recognized in profit or loss.

Non-monetary items measured at historical cost continued to be carried at the exchange rates at the dates of the transactions. Non-monetary items measured at fair value are translated using the exchange rates at the date when the fair value is determined. Differences arising on translation of non-monetary items are treated in line with the recognition of the change in fair value of such an item.

c)	Cash and cash equivalents

Cash and cash equivalents comprise cash at banks and on hand, and short-term deposits with an original maturity of three months or less, which are readily convertible into known amounts of cash and are subject to an insignificant risk of changes in value.

d)	Inventories

Inventories include ore stockpile, gold in-circuit, gold doré and supplies inventory. The value of production inventories includes direct production costs, mine-site overheads, depreciation on property, plant and equipment used in the production process, and depreciation of capitalized stripping costs and mineral properties, incurred to bring the inventory to their current point in the processing cycle. General and administrative costs not related to production are excluded from inventories. Inventories are carried at the lower of cost and net realizable value (“NRV”). NRV is determined with reference to estimated selling prices, less estimated costs of completion and selling costs. If carrying value exceeds net realizable value, a write-down is recognized. The write-down may be reversed in a subsequent period if the circumstances which caused the write-down no longer exists.

•	Ore stockpile represents unprocessed ore that has been mined and is available for future processing. Ore stockpile is measured by estimating the number of tonnes added and removed from the stockpile through physical surveys, assay data and an estimated metallurgical recovery rate. Costs are added to ore stockpile based on current mining costs and are removed at the average costs per ounce of gold in the stockpile.

In connection with the successful processing plant expansion which resulted in higher plant throughput and gold production, the Company changed the method of estimating the cost of its ore stockpiles effective September 1, 2022. The updated methodology estimates the cost of ore stockpiles based on estimated recoverable ounces of gold in ore stockpiles whereby the previous methodology was based on tonnes of ore in stockpiles. The Company believes this methodology better matches revenue and expenses and has been applied prospectively.

•	Gold in-circuit represents material that is currently being processed to extract the gold into a saleable form. The amount of gold in-circuit is determined by assay values and by measure of the various gold bearing materials in the recovery process. Gold in-circuit is carried at the average of the beginning inventory and the costs of ore material fed into the processing stream plus in-circuit conversion costs.

•	Gold doré represents saleable gold in the form of doré bars that have been poured. Included in the costs are the costs of mining and processing activities, including mine-site overheads and depreciation.

•	Supplies inventories include equipment parts and other consumables required in the mining and processing activities and are valued at the lower of average cost and net realizable value. Provision for obsolescence is determined by reference to specific inventory items identified.

e)	Mineral property, plant and equipment

Mineral property, plant and equipment (“PP&E”) are carried at cost less accumulated depreciation and accumulated impairment losses, if any.

The cost of PP&E consists of the purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use and an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located. Where an item of PP&E comprises major components with different useful lives, the components are accounted for as separate items of PP&E. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. All other repairs and maintenance are charged to profit or loss in the period in which they occur.

Depreciation

PP&E are depreciated over their useful lives commencing from the time the respective asset is ready for use. The Company uses the units-of-production method (“UOP") or straight-line basis according to the pattern in which the asset’s future economic benefits are expected to be consumed. The UOP method results in a depreciation charge based on the recoverable ounces of gold produced.

Depreciation for each class of PP&E is calculated using the following method:

Class of PP&E	Method	Years
Machinery and equipment	Straight-line	5 – 8 years
Automotive	Straight-line	5 years
Computer equipment and software	Straight-line	3 – 8 years
Leasehold improvements	Straight-line	5 years
Processing plant	UOP	n/a
Mineral properties	UOP	n/a

Management annually reviews the estimated useful lives, residual values and depreciation methods of the Company’s PP&E and also when events and circumstances indicate that such a review should be undertaken. Changes to estimated useful lives, residual values or depreciation methods resulting from such reviews are accounted for prospectively.

In connection with the successful commissioning of the processing plant expansion, the Company reviewed the estimated useful life of its processing plant assets and determined the processing plant can be utilized to process all ore from Buckreef, although capital expenditures may be required in the future to expand the capacity of the plant or accommodate various types of ore. With regular and scheduled maintenance, the Company expects the processing plant to be utilized throughout the mine life of Buckreef. As a result, the processing plant is depreciated using the UOP method in the current year instead of using the straight-line method that was previously applied. This change in accounting estimate has been applied prospectively.

An item of PP&E is derecognized upon disposal, when classified as held for sale or when no future economic benefits are expected to arise from the continued use of the asset. The difference between the net proceeds from disposal, if any, and the carrying amount of the asset, is recognized in the profit or loss.

i)	Construction in progress

All expenditures undertaken in the development, construction, installation and/or completion of mine production facilities to extract, treat, gather, transport and store of minerals are capitalized and initially classified as “Construction in progress”. Costs incurred on properties in the development stage are included in the carrying amount of “Construction in progress”. A property is classified as a development property when a mine plan has been prepared and a decision is made to commercially develop the property. Development stage expenditures are costs incurred to obtain access to proven and probable mineral reserves or mineral resources and provide facilities for extracting, treating, gathering, transporting, and storing the minerals. All expenditures incurred from the time the development decision is made until when the asset is ready for its intended use are capitalized.

Construction in progress assets are not depreciated until they are completed and available for use.

Upon the commencement of commercial production, all related assets included in “Construction in progress” are reclassified to PP&E. Determination of commencement of commercial production is a complex process and requires significant assumptions and estimates. The commencement of commercial production is defined as the date when the mine is capable of operating in the manner intended by management. The Company considers primarily the following factors, among others, when determining the commencement of commercial production:

•	All major capital expenditures to achieve a consistent level of production and desired capacity have been incurred;
•	A reasonable period of testing of the mine plant and equipment has been completed;
•	A predetermined percentage of design capacity of the mine and mill has been reached; and
•	Required production levels, grades and recoveries have been achieved.

When a mine development project moves into the commercial production stage, the capitalization of mine construction costs ceases and subsequent costs incurred are either regarded as inventory or expensed, except for capitalizable costs related to mining asset additions or improvements, or mineable reserve development. It is also at this point that depreciation commences.

ii)	Deferred stripping costs

In open pit mining operations, it is necessary to remove overburden and other waste materials to access ore from which minerals can be extracted economically. The process of mining overburden and waste materials to access ore from which minerals can be extracted economically is referred to as stripping. Stripping costs incurred in the production phase are accounted for as costs of the inventory produced during the period that the stripping costs are incurred, unless these costs are expected to provide a future economic benefit to an identifiable component of the ore body which will be extracted in the future. Components of the ore body are based on the distinct development phases identified by the mine planning engineers when determining the optimal development plan for the open pit.

Capitalized stripping costs are depleted on a units-of-production based on contained ounces of gold mined.

iii)	Exploration and evaluation expenditures

All direct costs related to the acquisition and exploration and development of specific properties are capitalized as incurred. Any cost incurred prior to obtaining the legal right to explore a mineral property are expensed as incurred. Overhead costs directly related to exploration are capitalized and allocated to mineral properties explored. If a property is abandoned, sold or impaired, an appropriate charge will be made to the income statement at the date of such impairment.

The Company reviews the carrying value of capitalized exploration and evaluation expenditures when events or changes in circumstances indicate that the carrying value may not be recoverable.

Examples of such events or changes in circumstances are as follows:

•	The period for which the Company has the right to explore in the specific area has expired during the period or will expire in the near future, and is not expected to be renewed;
•	Substantive expenditure on further exploration for and evaluation of mineral resources in the specific area is neither budgeted nor planned;
•	Exploration for and evaluation of mineral resources in the specific area have not led to the discovery of commercially viable quantities of mineral resources and the entity has decided to discontinue such activities in the specific area; and
•	Sufficient data exist to indicate that, although a development in the specific area is likely to proceed, the carrying amount of the exploration and evaluation asset is unlikely to be recovered in full from successful development or by sale.

If the carrying value exceeds fair value, the property will be written down to fair value with an impairment charged to the income statement in the period of impairment. An impairment is also recorded when management determines that it will discontinue exploration or development on a mineral property or when exploration rights or permits expire.

Once an economic viability has been determined for a property and a decision to proceed with development has been approved, exploration and evaluation expenditures previously capitalized are first tested for impairment and then classified as mineral properties.

f)	Impairment of non-financial assets

At each reporting date, the Company reviews the carrying amounts of its PP&E to determine whether there is an indication that those assets may be impaired. If any such indicators exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss, if any. Where an asset does not generate cash flows independent from other assets, the Company estimates the recoverable amount of the cash generating unit (“CGU”) to which the asset belongs.

The recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

If the recoverable amount of the asset or CGU is estimated to be less than its carrying amount, the carrying amount is reduced to its recoverable amount and an impairment loss is recognized immediately in profit or loss.

Where an impairment loss subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, but only to the extent that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset or CGU in prior years.

g)	Leases

At the commencement date of a lease, the Company recognizes a lease payment liability, which is the discounted value of future lease payments using the lease-specific incremental borrowing rate, and an asset representing the right to use the underlying asset during the lease term (i.e. the right-of-use asset). The Company separately recognizes interest expense on the lease liability and depreciation expense on the right-of-use asset.

The Company recognizes right-of-use assets at the value of the corresponding lease liability, adjusted for any accrued and prepaid lease payments, and less any impairment provisions. Right-of-use assets are capitalized at the commencement date of the lease and comprise of the initial lease liability and initial indirect costs incurred by the Company when entering into the lease less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the lease term of the underlying asset. Cash flows relating to the reduction of lease liabilities have been presented as cash used in financing activities.

The Company has also elected to classify leases which end within 12 months of the date of initial application as short term leases. The lease payments associated with such leases are recognized as an expense in the income statement.

h)	Decommissioning, restoration and similar liabilities

The Company recognizes provisions for legal and constructive obligations, including those associated with the reclamation of PP&E, when there is a present obligation as a result of exploration, development and production activities undertaken, it is probable that an outflow of economic benefits will be required to settle the obligation, and the amount of the provision can be measured reliably. The estimated future obligations include the costs of removing facilities, abandoning sites and restoring the affected areas.

The provision for future restoration costs is the best estimate of the present value of the expenditure required to settle the restoration obligation at the reporting date, based on current legal or constructive obligation. Upon initial recognition of the liability, the corresponding asset retirement obligation is added to the carrying amount of the related asset and the cost is amortized as an expense over the economic life of the asset using UOP. Following the initial recognition of the asset retirement obligation, the carrying amount of the liability is increased for the passage of time and adjusted for changes to the discount rate and amount or timing of the underlying cash flows required to settle the obligation. Future restoration costs are reviewed at each reporting period.

i)	Taxation

Current income tax

Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to taxation authorities. Current income tax is calculated on the basis of the law enacted or substantively enacted at the reporting date in the countries where the Company and its subsidiaries operate and generate taxable income.

Deferred income tax

Deferred income tax is recognized in accordance with the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements at the end of each reporting period.The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes.

Deferred income tax liabilities are recognized for all taxable temporary differences, except:

•	Where the deferred income tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and
•	In respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred income tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and losses, to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax credits and losses can be utilized except:

•	Where the deferred income tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and
•	In respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, deferred income tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized. Unrecognized deferred income tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply when the asset is realized or the liability is settled based on tax rates and laws that have been enacted or substantively enacted at the end of the reporting period.

Deferred tax assets and liabilities are offset when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

j)	Financial instruments

i)	Financial assets

Financial assets are classified as either financial assets at fair value through profit or loss (“FVTPL”), amortized cost, or fair value through other comprehensive income (“FVOCI”). The Company determines the classification of its financial assets at initial recognition.

a.	FVTPL

Financial assets are classified at FVTPL if they do not meet the criteria to be classified at amortized cost or FVOCI. Gains or losses on these items are recognized in net profit or loss.

b.	Amortized cost

Financial assets are classified at amortized cost if both of the following criteria are met and the financial assets are not designated as at FVTPL: (i) the object of the Company’s business model for these financial assets is to collect their contractual cash flows, and (ii) the asset’s contractual cash flows represent “solely payments of principal and interest”.

A provision is recorded when the estimated recoverable amount of the financial asset is lower than its carrying amount. At each reporting period, the Company assesses on a forward looking basis the expected credit losses associated with its financial assets carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk. When sold or impaired, any accumulated fair value adjustments previously recognized are included in profit or loss.

c.	FVOCI

For equity securities that are not held for trading, the Company can make an irrevocable election at initial recognition to classify the instruments at FVOCI with all subsequent changes in fair value being recognized in other comprehensive income (“OCI”). This election is available for each separate investment. For financial assets classified at FVOCI, fair value changes are recognized in OCI while dividends are recognized in profit or loss. On disposal of the financial asset, the cumulative fair value change remains in OCI and is not recycled to net profit or loss.

d.	Reclassifications

Financial assets are not reclassified subsequent to their initial recognition, except in the period after the Company changes its business model for managing its financial assets.

ii)	Derivative warrant liabilities

Share warrants (not including compensation warrants) are considered a derivative as they are not indexed solely to the Company’s own stock.

During the year ended August 31, 2021, the Company issued convertible debentures with detachable warrants for the Company’s common shares. The warrants are classified as a derivative financial liability as they are potentially exercisable in cash or on a cashless basis resulting in a variable number of shares being issued. The warrants were initially recognized at fair value and subsequently measured at FVTPL.

The Company uses the Black-Scholes Option Pricing Model to estimate their fair values at each reporting date.

iii)	Agent warrants and financing warrants

Warrants issued to agents in connection with equity financing are recorded at fair value and charged to share issuance costs associated with the offering with an offsetting credit to warrants reserve within shareholders’ equity.

Warrants included in units offered to subscribers in connection with financings are valued using the residual value method whereby proceeds are first allocated to the fair value of common shares and the excess if any, allocated to warrants.

iv)	Gold zero-cost collars

During the year ended August 31, 2023, the Company entered into a series of gold zero-cost collar contracts to be settled from April 2023 to August 2023. On initial recognition, the Company designated gold zero-cost collars to be derivative financial instruments and measured at FVTPL. The gold zero-cost collars are initially recognized at fair value and subsequently measured at FVTPL.

Transaction costs associated with financial instruments, carried at FVTPL, are expensed as incurred, while transaction costs associated with all other financial instruments are included in the initial carrying amount of the asset or the liability.

The Company has classified and measured its financial instruments as described below:

•	Cash, amounts receivables and other long-term assets are classified as and measured at amortized cost;
•	Amounts payable and accrued liabilities are classified as and measured at amortized cost; and
•	Derivative assets and liabilities include derivative financial instruments that do not qualify as hedges, or are not designated as hedges, and are classified as FVTPL.

k)	Share-based payments

Share-based payment transactions

The Company has a number of equity-settled share-based compensation plans under which the Company’s directors, employees and consultants receive a portion of their remuneration in the form of equity instruments for services rendered. In certain cases, the Company settles statutory withholding tax obligations in cash, based on the value of the Company’s common shares, when vested equity instruments are settled.

Where the value of goods or services received by the Company in exchange for equity instruments issued cannot be specifically measured, they are measured at fair value of the equity instrument granted.

The Company’s share-based compensation plans are comprised of the following:

Stock options

Share-based compensation expense is recognized over the stock option vesting period based on the number of options estimated to vest. Management estimates the number of awards likely to vest at the time of a grant and at each reporting period up to the vesting date. On exercise of the vested options, shares are issued from treasury.

The grant-date fair value of stock options is estimated using the Black-Scholes Option Pricing Model and expensed on a straight-line basis using the graded vesting method over the vesting period. The cumulative expense which is recognized for equity-settled transactions at each reporting date until the vesting date reflects the Company’s best estimate of the number of equity instruments that will ultimately vest. The profit or loss for a period represents the movement in cumulative expense recognized as at the beginning and end of that period and the corresponding amount is represented in share-based payment reserve.

No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition, which are treated as vesting irrespective of whether or not the market condition is satisfied provided that all other performance and/or service conditions are satisfied.

Where the terms of an equity-settled award are modified, the minimum expense recognized is the expense as if the terms had not been modified. An additional expense is recognized for any modification which increases the total fair value of the share-based payment arrangement or is otherwise beneficial to the employee as measured at the date of modification.

Restricted share units (“RSUs”)

Each RSU has a value equal to one TRX Gold common share. RSUs generally vest in common shares of the Company. The after-tax value of the award is settled by issuance of common shares from treasury upon vesting.

The grant-date fair value of RSUs is measured using the market value of the underlying shares at the date of grant and expensed on a straight-line basis using the graded vesting method over the vesting period as a component of general and administrative expenses and cost of sales, depending on the grantee.

l)	Revenue recognition

Revenue consists of proceeds received or expected to be received for the Company’s principal products, gold and silver doré. Revenue is recognized when title to gold and silver passes to the buyer and when collectability is reasonably assured. Title passes to the buyer based on terms of the sales contract, usually upon delivery of the product to the buyer. Product pricing is determined under the sales agreements which are referenced against active and freely traded commodity markets, for example, the London Bullion Market for both gold and silver, in an identical form to the product sold. Gold and silver doré produced from Buckreef is sold at the prevailing spot market price based on London Fix Prices depending on the sales contract.

In addition to selling refined bullion at spot, the Company has doré purchase agreements in place with a financial institution. Under the agreements, the Company has the option to sell approximately 90% of the gold and silver contained in doré bars prior to the completion of refining by the third-party refiner. Revenue is recognized when the Company has provided irrevocable instructions to the refiner to transfer to the buyer the refined ounces sold upon final processing outturn, and when payment of the purchase price for the purchased doré or bullion has been made in full by the purchaser. No judgement is involved in revenue recognition as revenue is recognized when payment has been sent by the buyer and the product has been effectively delivered to the customer with no further involvement required of the Company.

m)	Earnings (loss) per share

The basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the year. The weighted average number of common shares outstanding during the year includes vested common shares awards which have yet to be issued as little to no consideration is required to exercise. The diluted earnings (loss) per share reflects the potential dilution of common share equivalents, such as outstanding common share awards, stock options, RSUs and share purchase warrants in the weighted average number of common shares outstanding during the year, if dilutive.

n)	Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions, or if they are subject to common control or are controlled by parties that have significant influence over the entity. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related party transactions that are in the normal course of business and have commercial substance are measured at the exchange amount, being the amount agreed by the parties to the transaction.

o)	Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of an asset that necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of the asset. All other borrowing costs are expensed in the period in which they occur. Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.

p)	New accounting pronouncements

The standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s consolidated financial statements that the Company reasonably expects will have an impact on its disclosures, financial position or performance when applied at a future date, are disclosed below. The Company intends to adopt these standards when they become effective. Other standards and interpretations that are issued, but not yet effective, which are not expected to impact the Company have not been listed.

Classification of Liabilities as Current or Non-Current (Amendments to IAS 1)

In January 2020, the IASB issued an amendment to IAS 1, Presentation of Financial Statements, to clarify one of the requirements under the standard for classifying a liability as non-current in nature. The amendment includes:

•	Specifying that an entity’s right to defer settlement must exist at the end of the reporting period;
•	Clarifying that classification is unaffected by management’s intentions or expectations about whether the entity will exercise its right to defer settlement; and
•	Clarifying that settlement of a liability refers to the transfer of cash, equity instruments, other assets or services.

The amendments to IAS 1 are effective for annual reporting periods beginning on or after January 1, 2024, with early adoption permitted.

Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)

In February 2021, the IASB issued amendments to IAS 1, Presentation of Financial Statements, and IFRS Practice Statement 2, Making Materiality Judgements, requiring that an entity discloses its material accounting policies, instead of its significant accounting policies. The amendments also added guidance on how an entity can identify material accounting policy information and clarified that accounting policy information is material if users of an entity’s financial statements would need it to understand other material information in the financial statements or due to its nature even if the related amounts are immaterial.

The amendments to IAS 1 and IFRS Practice Statement 2 are effective for annual reporting periods beginning on or after January 1, 2023, with early adoption permitted.

Definition of Accounting Estimates (Amendments to IAS 8)

In February 2021, the IASB issued amendments to IAS 8, Accounting policies, changes in accounting estimates and errors. The amendments replace the definition of a change in accounting estimates with a definition of accounting estimates. Under the new definition, accounting estimates are “monetary amounts in financial statements that are subject to measurement uncertainty”. Entities develop accounting estimates if accounting policies require items in financial statements to be measured in a way that involves measurement uncertainty. The amendments clarify that a change in accounting estimate that results from new information or new developments is not the correction of an error.

The amendments to IAS 8 are effective for annual reporting periods beginning on or after January 1, 2023, with early adoption permitted.

Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)

In May 2021, the IASB issued amendments to IAS 12, Income Taxes. The amendments to IAS 12 narrow the scope of the initial recognition exemption so that it no longer applies to transactions which give rise to equal amounts of taxable and deductible temporary differences. The Company is to recognize a deferred tax asset and deferred tax liability for temporary differences arising on initial recognition for certain transactions, including leases and reclamation provisions.

The amendments to IAS 12 are effective for annual reporting periods beginning on or after January 1, 2023, with early adoption permitted.